Revenue From Contracts With Customers - Summary of the Group's Right of Return Assets and Refund Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Groups Right Of Return Assets And Refund Liabilities From Contracts With Customers [Line Items]
Right of return assets (note 18)	₽ 417	₽ 231
Refund liability arising from right of return (note 25)	₽ (462)	₽ (231)